U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

February 26, 2010

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Masters’ Select Funds Trust (the “Trust”)
File Nos.: 333-10015 and 811-07763

Dear Sir or Madam:

We are attaching for filing, on behalf of the Trust, Post-Effective Amendment No. 45 to the Trust’s Registration Statement on Form N-1A (“the Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 46 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).  This Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 for the purpose of conforming the Trust’s Prospectus to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274.

Pursuant to Rule 485(a)(1), the Trust anticipates that this filing shall become effective 60 days after filing.  At or before the 60-day effective date, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to add the audited financial statements and certain related financial information for the fiscal year ended December 31, 2009, incorporate any comments made by the Staff on this Amendment, update any missing information including the enhanced Trustee disclosure, and to file any updated exhibits to the Registration Statement.

If you have any questions regarding this filing, please call the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
for U.S. Bancorp Fund Services, LLC

Enclosures